RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 7  — RELATED PARTY TRANSACTIONS

MBTH

As of June 30, 2013 MBTH owned approximately 63% of the Company’s outstanding shares, which represents a controlling interest. The Company has entered into convertible notes with MBTH refer to Note 5 — Convertible Notes Payable.

Effective July 1, 2011, by agreement of a committee of the Directors who did not own interests in MBTH, the Company entered into an arrangement with MBTH whereby MBTH assumed certain liabilities of the Company including certain payroll, management fees and other operating costs in the amount of $250,000 per month for a period of twelve months. In consideration for this agreement, the Company issued MBTH 342,857 shares on June 23, 2011 at a price of $8.75 per share for proceeds of $3 million. On July 1, 2012 the agreement with MBTH to assume liabilities of the Company expired. From July 1, 2012 through the period ended June 30, 2013, MBTH paid additional liabilities on the behalf of the Company which are reflected in the due to related party balance in current liabilities on the balance sheet of $2,316,000 at June 30, 2013 (inclusive of the $1,218,000 liabilities assumed during the six months ended June 30, 2013).

Mooers Branton & Co. Incorporated

On March 2, 2006, the Company entered into a management agreement (the “Management Agreement”) with Mooers Branton & Co. Incorporated (“MBC”), a Florida corporation, pursuant to which MBC agreed to provide certain management and financial services to the Company for a monthly fee of $80,000. The Management Agreement was effective January 1, 2006. The Company incurred fees related to the Management Agreement of $480,000 for the six months ended June 30, 2013 and 2012. MBC is beneficially controlled and operated by Rick Mooers and Roger Branton.

Treco

See Note 5 — Convertible Notes Payable.

11 — RELATED PARTY TRANSACTIONS

MBTH

As of December 31, 2012 MBTH owned approximately 55% of the Company’s outstanding shares, which represents a controlling interest. The Company has entered into several convertible notes with MBTH during 2011 and 2010 refer to Note 6 — Convertible Notes Payable.

Effective July 1, 2011, by agreement of a committee of non-MBTH Directors, the Company entered into an arrangement with MBTH whereby MBTH assumed certain liabilities of the Company including certain payroll, management fees and other operating costs in the amount of $250,000 per month for a period of twelve months ending June 30, 2012, subject to extension. In consideration for this agreement, the Company issued MBTH 342,857 shares on June 23, 2011 at a price of $8.75 per share for proceeds of $3 million.

During 2012, MBTH assumed $1.5 million in liabilities and the due from related party balance as of December 31, 2012 was zero. On July 1, 2012 the agreement with MBTH to assume liabilities of the Company expired. During 2012, MBTH paid additional liabilities on the behalf of the Company which are reflected in the due to related party balance in current liabilities on the balance sheet for $1,098,000 at December 31, 2012.

Mooers Branton & Co. Incorporated

On March 2, 2006, the Company entered into a management agreement (the “Management Agreement”) with Mooers Branton & Co. Incorporated (“MBC”), a Florida corporation, pursuant to which MBC agreed to provide certain management and financial services to the Company for a monthly fee of $80,000. The Management Agreement was effective January 1, 2006. The Company incurred fees related to the Management Agreement of $960,000 in each of the years ended December 31, 2012 and 2011 of which $960,000 was assumed by MBTH in the year ended December 31, 2012. MBC is beneficially controlled and operated by Rick Mooers and Roger Branton.

Wennberg Industries AB

The Company had a consulting agreement with Wennberg Industries AB (“WIAB”) which is wholly owned by Mats Wennberg, a Director of the Company. During each of the years ended December 31, 2012 and 2011, the Company incurred consulting fees of $0 and $40,000, respectively of which $5,000 was outstanding at December 31, 2011. The agreement was terminated effective January 31, 2012.

Treco International S.A.

The Company and Treco entered into an agreement (the “original agreement”) whereby Treco was to purchase a certain number of base stations and deploy the base stations in territories throughout the United States of America. In consideration for the original agreement, Treco provided a down payment of $6 million ($4.5 million in 2009 and $1.5 million in 2010). In 2009, Ceinwen Lloyd, Chief Executive Officer of Treco International S.A. (“Treco”) was appointed as a Non-Executive Director of the Company. During 2010, the Company entered into agreements with Treco to reacquire the rights to deploy infrastructure in the United States of America.

On April 5, 2011, the Company entered into a Settlement Agreement whereby the original agreement was terminated. Under the settlement agreement, all receivables from Treco were forgiven. Furthermore, the Company issued Treco 64,285 shares and a promissory note in the principal amount of $2 million (see Note 6 — Convertible Notes Payable).